Loss per share (Tables)	12 Months Ended
Jun. 30, 2023
Loss per share
Schedule of loss per share

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars, except per
	share amounts)
Basic loss per share
Basic loss per share	(7.08)	(2.88)
Diluted loss per share
Diluted loss per share	(7.08)	(2.88)
Reconciliations of loss used in calculating loss per share
Basic loss per share
Net loss	(15,217)	(6,193)
Diluted loss per share
Loss used in calculating diluted loss per share	(15,217)	(6,193)
Weighted average number of shares used as the denominator (in thousands)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	2,149	2,149
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	2,149	2,149